Schedule of accrued expenses to related parties (Details) - EUR (€)	Jun. 30, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Total	€ 172,359	€ 132,141
San raffaele hospital Osr [Member]
Related Party Transaction [Line Items]
Total	172,359	19,201
Executive bonus [Member]
Related Party Transaction [Line Items]
Total		25,000
Xdg biomed [Member]
Related Party Transaction [Line Items]
Total		34,438
Financial consultant [Member]
Related Party Transaction [Line Items]
Total		€ 53,502